Convertible Debenture (Details ) - Convertible Debenture [Member]	12 Months Ended
Jan. 31, 2021 USD ($)
Statement [Line Items]
Beginning balance	$ 0
Proceeds from issuances of convertible debentures	800,000
Transfer of conversion component to equity	(12,671)
Repayment	(200,000)
Conversion to common shares	(100,000)
Accretion	12,671
Ending balance	$ 500,000